Shareholder Report, Holdings (Details) - C000252534 [Member]	Jun. 30, 2026
Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SoftBank Group Corp. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
KB Financial Group, Inc. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Honda Motor Co Ltd - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%